CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

Shares		Value
Common Stock — 96.5%
Consumer Discretionary — 7.0%
Consumer Durables & Apparel — 1.7%
71,210	Mohawk Industries, Inc.[1]	$5,429,050

Consumer Services — 3.2%
368,239	ServiceMaster Global Holdings, Inc.[1]	9,942,453

Retailing — 2.1%
323,652	LKQ Corp.[1]	6,638,103

Total Consumer Discretionary		22,009,606

Consumer Staples — 5.9%
Food, Beverage & Tobacco — 5.9%
561,246	Nomad Foods Ltd.[1]	10,416,726
177,800	TreeHouse Foods, Inc.[1]	7,849,870

Total Consumer Staples		18,266,596

Energy — 2.0%
Energy Equipment & Services — 0.6%
345,758	Apergy Corp.[1,2]	1,988,108

Oil, Gas & Consumable Fuels — 1.4%
91,017	Diamondback Energy, Inc.	2,384,646
315,943	Parsley Energy, Inc. — Class A	1,810,353

		4,194,999

Total Energy		6,183,107

Financials — 14.5%
Banks — 6.1%
324,864	Associated Banc-Corp.	4,155,011
239,118	BancorpSouth Bank	4,524,113
317,089	BankUnited, Inc.	5,929,564
228,468	Hancock Whitney Corp.	4,459,695

		19,068,383

Diversified Financials — 4.9%
58,865	Morningstar, Inc.	6,843,057
88,097	Nasdaq, Inc.	8,364,810

		15,207,867

Insurance — 3.5%
78,453	American Financial Group, Inc.	5,497,986
140,114	Axis Capital Holdings Ltd.	5,415,406

		10,913,392

Total Financials		45,189,642

Health Care — 9.9%
Health Care Equipment & Services — 5.4%
23,559	Cooper Cos, Inc. (The)	6,494,510

700,032	Envista Holdings Corp.[1]	10,458,478

		16,952,988

Shares		Value
Health Care — (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 4.5%
39,924	Bio-Rad Laboratories, Inc. — Class A1	$13,995,757

Total Health Care		30,948,745

Industrials — 23.1%
Capital Goods — 14.2%
101,726	AMETEK, Inc.	7,326,307
145,867	Applied Industrial Technologies, Inc.	6,669,039
82,393	Carlisle Cos, Inc.	10,322,195
124,342	Dover Corp.	10,437,267
132,243	SPX FLOW, Inc.[1]	3,758,346
20,054	Teledyne Technologies, Inc.[1]	5,961,453

		44,474,607

Commercial & Professional Services — 8.9%
714,660	Clarivate Analytics PLC[1,3]	14,829,195
123,693	IHS Markit Ltd.	7,421,580
146,685	TriNet Group, Inc.[1]	5,524,157

		27,774,932

Total Industrials		72,249,539

Information Technology — 6.7%
Semiconductors & Semiconductor Equipment — 1.8%
82,876	Microchip Technology, Inc.[2]	5,618,993

Software & Services — 3.3%
166,913	PTC, Inc.[1]	10,216,745

		10,216,745

Technology Hardware & Equipment — 1.6%
161,544	FLIR Systems, Inc.	5,151,638

Total Information Technology		20,987,376

Materials — 6.6%
Chemicals — 5.1%
207,424	RPM International, Inc.	12,341,728
101,734	W.R. Grace & Co.	3,621,731

		15,963,459

Construction Materials — 1.5%
44,047	Vulcan Materials Co.	4,760,159

Total Materials		20,723,618

Real Estate — 8.9%
Office REIT’s — 5.8%
253,364	Cousins Properties, Inc.	7,415,964
335,354	Equity Commonwealth	10,634,075

		18,050,039

Specialized REIT’s — 3.1%
15,705	Equinix, Inc.	9,808,872

Total Real Estate		27,858,911

CRM Funds
1

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2020 (Unaudited)

Shares		Value
Utilities — 11.9%
Gas Utilities — 2.8%
87,080	Atmos Energy Corp.	$8,640,948

Multi-Utilities — 6.6%
145,124	Black Hills Corp.	9,292,290
460,495	NiSource, Inc.	11,498,560

		20,790,850

Water Utilities — 2.5%
64,878	American Water Works Co., Inc.	7,756,813

Total Utilities		37,188,611

Total Common Stock (Cost $306,013,639)		301,605,751

Short-Term Investments — 3.6%
5,701,082	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.21%[4]	5,701,082
5,701,084	Federated Treasury Obligations Fund — Institutional Series, 0.32%[4]	5,701,084

Total Short-Term Investments (Cost $11,402,166)		11,402,166

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 100.1% (Cost $317,415,805)		313,007,917

Principal		Value
Short-Term Investments Held As Collateral For Loaned Securities — 0.6%
Repurchase Agreements — 0.6%
1,000,000	With Citigroup Global Markets, Inc.: at 0.01%, dated 03/31/20, to be repurchased on 04/01/20, repurchase price $1,000,000 (collateralized by US Treasury Securities, par values ranging from $0 - $568,398, coupon rates ranging from 0.25% to 4.25%, 07/15/29 - 02/15/50; total market value $1,020,000)	$1,000,000
784,809	With JP Morgan Securities LLC: at 0.01%, dated 03/31/20, to be repurchased on 04/01/20, repurchase price $784,809 (collateralized by a US Treasury Security, par value of $726,051, coupon rate of 2.88%, 11/30/23; total market value $800,505)	784,809

Total Repurchase Agreements		1,784,809

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $1,784,809)		1,784,809

Total Investments — 100.7% (Cost $319,200,614)		314,792,726	[5]
Liabilities in Excess of Other Assets — (0.7)%		(2,095,784)

Total Net Assets — 100.0%		$312,696,942

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	PLC — Public Limited Company.
[4]	Rate represents an annualized yield at date of measurement.
[5]

At March 31, 2020, the market value of securities on loan for the CRM Mid Cap Value Fund was $1,707,197. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities. For additional information about security lending disclosure, refer to the Fund’s most recent semi or annual report.

CRM Funds
2